February 19, 2013

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Touchstone Investment Trust 1940 Act File No. 811-02538 1933 Act File No. 002-52242

Ladies and Gentlemen:

On behalf of Touchstone Investment Trust (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus dated January 30, 2013, for the Funds of the Trust. The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Funds.

If you have any questions, please contact the undersigned at 513.629.2941.

Very truly yours,
/s/Bo J. Howell
Bo J. Howell